Finance Charges	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Finance Charges
FINANCE CHARGES

(in millions)		2016	2015
Interest	- Long-term debt and capital lease and finance obligations	$658	$572
	- Short-term borrowings	10	8
Acquisition credit facilities (Notes 27 and 32)		39	—
Debt component of AFUDC		(29)	(27)
		$678	$553